S000004423 [Member] Investment Strategy - Ultra-Small Company Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of common stocks of ultra-small companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks. For purposes of the Fund’s investments, “ultra-small companies” are defined as those companies that have a market capitalization below $1 billion at the time of purchase. The Adviser will not necessarily sell a stock if it “migrates” to a different market capitalization category after purchase due to market movements or other-than-normal circumstances. As a result of such “migration,” the Fund may, at times, have less than 80% of its assets in ultra-small company stocks.
The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser. ESG information for ultra-small companies may be limited, although the Adviser’s investment process incorporates this information when available.
The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the US; and (ii) that derive 50% or more of their total revenue from activities outside of the US.
Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.
The Fund may engage in active and frequent trading of portfolio securities.